Significant Acquisitions and Dispositions Dispositions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 buildings	Dec. 31, 2012 buildings	Dec. 31, 2011 buildings	Jun. 30, 2014 buildings
Dispositions Disclosures [Line Items]
Proceeds from Sale of Real Estate Held-for-investment	$ 740,039,000	$ 138,118,000	$ 1,572,093,000
Number of Real Estate Properties	38	28	119	21
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	109,158,000	5,157,000	59,252,000
Earnings from Depreciated Property Sales Share of Joint Venture	51,200,000
Blackstone Real Estate Partners [Member]
Dispositions Disclosures [Line Items]
Square Footage Of Real Estate Properties Acquired Or Disposed			9,800,000
Sales Price			1,060,000,000
Proceeds from Sales of Assets, Investing Activities			1,020,000,000
Sale of Real Estate, Debt Assumed by Buyer			24,900,000
Medical Office [Member]
Dispositions Disclosures [Line Items]
Square Footage Of Real Estate Properties Acquired Or Disposed	1,100,000
Proceeds from Sales of Assets, Investing Activities	285,900,000
Number of Real Estate Properties Sold	18
Office Building [Member]
Dispositions Disclosures [Line Items]
Proceeds from Sale of Real Estate Held-for-investment			273,700,000
Square Footage Of Real Estate Properties Acquired Or Disposed			2,000,000
Sales Price			342,800,000
Percentage Share of Proceeds From Property Disposition			80.00%
Number of Real Estate Properties Sold			13
Percentage Retained Ownership In Property Disposition			20.00%
Office Building [Member] | Blackstone Real Estate Partners [Member]
Dispositions Disclosures [Line Items]
Number of Real Estate Properties Sold			79
Unconsolidated Properties [Member] | Warehouse [Member]
Dispositions Disclosures [Line Items]
Number of Real Estate Properties	1
Unconsolidated Properties [Member] | Office Building [Member]
Dispositions Disclosures [Line Items]
Number of Real Estate Properties Sold	19
Proceeds from sale of Property [Member]
Dispositions Disclosures [Line Items]
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	$ 92,300,000